Property and Equipment, Net (Details) - Schedule of property and equipment, net $ in Thousands	Dec. 31, 2019 USD ($)
Schedule of property and equipment, net [Abstract]
Computer equipment	$ 19,289
Software and voice recordings	6,996
Leasehold improvements	3,032
Furniture and fixtures	693
Construction in progress	73
Property, Plant and Equipment, Total	30,083
Less: Accumulated depreciation and amortization	(16,030)
Total	$ 14,053